Cash Generated by Operations - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Acquisition related costs	R 40	R 0	R 214
Borrowing facilities available for future operation activities and future capital commitments	R 30,005	R 9,308	5,883
MAC Copper
Disclosure of financial assets [line items]
Proportion of ownership interest in subsidiary	100.00%
Acquisition related costs	R 40
Eva Copper operations and related assets
Disclosure of financial assets [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Acquisition related costs			214
Restricted cash and investments (refer to note R15)
Disclosure of financial assets [line items]
Interest income	R 369	R 329	R 258